Note 7 - Risk Management - Monetary Policies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Risk Management Abstract
Expansionary Europe Monetary Policy Rates	In 2018 in Europe monetary policy has remained expansionary, maintaining rates at 0% and the deposit rate at -0.4%. In USA the rising rate cycle initiated by the Federal Reserve in 2015 has continued. In Mexico and Turkey, the upward cycle has continued because of volatility of their currencies and inflation prospects. In South America, monetary policy has continued to be expansive in most of the economies where the Group operates, with the exception of Argentina, where rates increased and actions were taken not to increase the monetary basis and slow the inflation.
Monetary Policies Line Items
Percentage of the risk mitigation level in capital ratio due to the book value of BBVA groups holdingin foreign emerging currencies	The risk mitigation level in capital ratio due to the book value of BBVA Group's holdings in foreign emerging currencies stood at around 70%
Percentage of appreciation in the euro exchange rate regard each currency	1%
Percentage of hedging of emerging currency denominated earnings in the exercise	82%
The aggregate sensitivity of the bbva groups consolidated equity to the fallin the price of shares of the companies at the current year	€ (28)	€ (32)
USD [Member]
Monetary Policies Line Items
CET 1 ratio sensitivity to the appreciation of the euro exchange rate for each currency	US Dollar +1.1 bps
Percentage of depreciation against the euros of the main currencies of the geographies where the group operates	appreciation of Mexican peso and US Dollar against the euro (around 5% in both cases)
Mexican peso [Member]
Monetary Policies Line Items
CET 1 ratio sensitivity to the appreciation of the euro exchange rate for each currency	Mexican peso -0.2 bps
Percentage of depreciation against the euros of the main currencies of the geographies where the group operates	appreciation of Mexican peso and US Dollar against the euro (around 5% in both cases)
Turkish Lira [Member]
Monetary Policies Line Items
CET 1 ratio sensitivity to the appreciation of the euro exchange rate for each currency	Turkish Lira -0.2 bps
Percentage of depreciation against the euros of the main currencies of the geographies where the group operates	25%
Other currencies [Member]
Monetary Policies Line Items
CET 1 ratio sensitivity to the appreciation of the euro exchange rate for each currency	other currencies -0.2 bps
Percentage of depreciation against the euros of the main currencies of the geographies where the group operates	48%